Cover Page	Jan. 26, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 26, 2022
Entity Registrant Name	SONOCO PRODUCTS COMPANY
Entity File Number	001-11261
Entity Incorporation, State or Country Code	SC
Entity Tax Identification Number	57-0248420
Entity Address, Address Line One	1 N. Second St.
Entity Address, City or Town	Hartsville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29550
City Area Code	843
Local Phone Number	383-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	No par value common stock
Trading Symbol	SON
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Introductory NoteOn January 27, 2022, Sonoco Products Company filed a Current Report on Form 8-K (the “Original Filing”) in connection with the January 26, 2022 completion of the acquisition of Ball Metalpack Holding, LLC (“Ball Metalpack”) as contemplated by the Equity Purchase Agreement and Agreement and Plan of Merger dated December 19, 2021 with Magnet Merger Sub LLC, PE Spray Holdings, L.P., Ball Metalpack, and Platinum Equity Advisors, LLC, solely in its capacity as the representative of the holders of equity interests in Ball Metalpack. This Current Report on Form 8-K/A amends the Original Filing to include the audited financial statements and related auditor consent as well as the pro forma information required by Item 9.01 of Form 8-K. Except for the filing of such audited financial statements, related auditor consent, and pro forma information, this Form 8-K/A does not modify or update other disclosures in, or exhibits to, the Original Filing.
Amendment Flag	true
Entity Central Index Key	0000091767